Benefit Plans Benefit Plans Post Retirement Medical Plan Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Defined Benefit Plans and Defined Contribution Plans Disclosures [Line Items]
Company contribution percentage	3.00%
Company maximum match percentage	6.00%
Total plan contributions	$ 1,200	$ 502
Post-retirement medical, maximum age of coverage	65
Post-retirement medical, minimum service requirement	5 years
Post-retirement medical, minimum age of coverage	55
Post-retirement medical, post 55, pre 2006 employee percentage of monthly insurance	20.00%
Post-retirement medical, post 55, post 2006 employee percentage of monthly insurance	100.00%
Post-retirement medical, post 2006 reduction in premium service requirement	10 years
Post-retirement medical, post 55 with post 2006 reduction in premium service requirement percentage of monthly insurance	50.00%
Weighted-average discount rates used to determine the benefit obligations	3.50%	4.50%
Weighted average discount rate use to determine net periodic benefit costs	4.50%	4.50%
Minimum [Member]
Schedule of Defined Benefit Plans and Defined Contribution Plans Disclosures [Line Items]
Range of contribution percentage to employee directed investment accounts	5.50%
Maximum [Member]
Schedule of Defined Benefit Plans and Defined Contribution Plans Disclosures [Line Items]
Range of contribution percentage to employee directed investment accounts	8.50%